Basis of Presentation and General Information	12 Months Ended
Dec. 31, 2022
Basis of Presentation and General Information [Abstract]
Basis of Presentation and General Information
1.	Basis of Presentation and General information:
The accompanying combined carve-out financial statements of Toro Corp. (“Toro”, or the “Company”), include the subsidiaries (the “Toro Subsidiaries”, or the “Toro Predecessors”) comprising the former Aframax/LR2 and Handysize tanker segments (collectively, its “tanker fleet”) of Castor Maritime Inc. (“Castor”, or the “Parent”). The accompanying combined carve-out financial statements are those of the Toro Subsidiaries (as listed below) for all periods presented using the historical carrying costs of the assets and the liabilities of these companies from the dates of their incorporation. All companies are incorporated under the laws of the Marshall Islands.
Toro was formed on July 29, 2022 as a wholly owned subsidiary of Castor under the laws of the Republic of the Marshall Islands under the name Tankco Shipping Inc. and changed its name to Toro Corp. on September 29, 2022. On March 7, 2023, Castor separated its tanker fleet from its dry bulk and container fleet by, among other actions, contributing to Toro its interest in the subsidiaries comprising its tanker fleet, each owning, as of December 31, 2022, one tanker vessel and Elektra Shipping Co. in exchange for (i) 9,461,009 common shares of Toro’s, (ii) the issuance to Castor of 140,000 1.00% Series A Fixed rate Cumulative Perpetual Convertible Preferred Shares of Toro having a stated amount of $1,000 per share and a par value of $0.001 per share and (iii) the issuance to Pelagos Holdings Corp, a company controlled by the Company’s Chairman and Chief Executive Officer, of 40,000 Series B preferred shares of Toro, par value $0.001 per share. The Toro common shares were distributed on March 7, 2023 pro rata to the shareholders of record of Castor as of February 22, 2023. The tanker fleet is currently engaged in the worldwide transportation of crude oil and refined petroleum products.
Castor Ships S.A., a corporation incorporated under the laws of the Republic of the Marshall Islands (“Castor Ships”), a related party controlled by Petros Panagiotidis, with effect from July 1, 2022 provides ship management and chartering services to the vessels owned by the Toro Subsidiaries through subcontracting agreements with unrelated third-party managers, entered into with Toro’s consent, for all eight of the Toro’s tanker vessels. During the period ended December 31, 2021 and until June 30, 2022, Castor Ships provided only commercial ship management and chartering services to the Toro Subsidiaries.
Pavimar S.A., a corporation incorporated under the laws of the Republic of the Marshall Islands (“Pavimar”) and related party controlled by the sister of Petros Panagiotidis, Ismini Panagiotidis, provided technical, crew and operational management services to such vessels in the period ended December 31, 2021 and until June 30, 2022. Effective July 1, 2022, the technical management agreements entered into between Pavimar and the Company’s tanker vessel owning subsidiaries were terminated by mutual consent.
The Toro Subsidiaries which are included in the Company’s combined carve-out financial statements for the periods presented are listed below.
Toro Subsidiaries:
Company		Country of incorporation	Date of incorporation	Vessel Name	DWT	Year Built	Delivery date to Vessel owning company
1	Rocket Shipping Co. (“Rocket”)	Marshall Islands	01/13/2021	M/T Wonder Polaris	115,351	2005	March 11, 2021
2	Gamora Shipping Co. (“Gamora”)	Marshall Islands	01/13/2021	M/T Wonder Sirius	115,341	2005	March 22, 2021
3	Starlord Shipping Co. (“Starlord”)	Marshall Islands	04/15/2021	M/T Wonder Vega	106,062	2005	May 21, 2021
4	Hawkeye Shipping Co. (“Hawkeye”)	Marshall Islands	04/27/2021	M/T Wonder Avior	106,162	2004	May 27, 2021
5	Elektra Shipping Co. (“Elektra”)	Marshall Islands	04/27/2021	M/T Wonder Arcturus(1)	106,149	2002	May 31, 2021
Company		Country of incorporation	Date of incorporation	Vessel Name	DWT	Year Built	Delivery date to Vessel owning company
6	Vision Shipping Co. (“Vision”)	Marshall Islands	04/27/2021	M/T Wonder Mimosa	36,718	2006	May 31, 2021
7	Colossus Shipping Co. (“Colossus”)	Marshall Islands	04/27/2021	M/T Wonder Musica	106,290	2004	June 15, 2021
8	Xavier Shipping Co. (“Xavier”)	Marshall Islands	04/27/2021	M/T Wonder Formosa	36,660	2006	June 22, 2021
9	Drax Shipping Co. (“Drax”)	Marshall Islands	11/22/2021	M/T Wonder Bellatrix	115,341	2006	December 23, 2021

(1)
On May 9, 2022, the Company entered into an agreement with an unaffiliated third party for the sale of the M/T Wonder Arcturus for a gross sale price of $13.15 million. The vessel was delivered to its new owners on July 15, 2022. For further information, see Note 5 to these combined financial statements.

Charterers or pool managers that individually accounted for more than 10% of the Company’s total vessel revenues (as percentages of total vessel revenues), were as follows:
Charterer/Pool manager	Period Ended December 31, 2021	Year Ended December 31, 2022
A	31%	—%
B	17%	—%
C	—%	17%
D	—%	14%
E	—%	11%
Total	48%	42%
The comparative combined carve-out Statements of Comprehensive (Loss)/Income, Cash Flows and Changes in Net Parent Investment and related notes represent the period from January 13, 2021 (the inception date of Rocket and Gamora, which were the earliest subsidiaries incorporated) to December 31, 2021.
The accompanying combined carve-out financial statements include the accounts of the legal entities comprising the Company as discussed above. These combined carve-out financial statements are derived from the consolidated financial statements and accounting records of Castor and are presented on a carve-out basis. The combined carve-out financial statements and accompanying notes reflect the financial position, results of operations and cash flows of the Company in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). These financial statements are presented as if such businesses had been combined throughout the periods presented. All intercompany accounts and transactions between the entities comprising the Company have been eliminated in the accompanying combined carve-out financial statements.
Net Parent contributions to equity, finance part or all of the acquisition cost of the vessels owned by the Toro Subsidiaries are accounted for through the net parent investment account. Net parent investment represents Castor’s interest in the Company’s net assets including the Company’s accumulated (loss)/income, and the net cash contributions from and to Castor. Transactions with Castor are reflected in the accompanying combined carve-out statements of cash flows as a financing activity, and in the combined carve-out changes in net parent investment and combined carve-out balance sheets as “Net parent investment”.
The combined carve-out statements of comprehensive (loss)/income reflect expense allocations made to the Company by Castor of its general and administrative expenses. Management has estimated these additional expenses to be $0.9 million for the period ended December 31, 2021, and $2.1 million for the year ended December 31, 2022. See Note 3 “Transactions with Related Parties” for further information on expenses allocated by Castor. Both the Company and Castor consider the basis on which the expenses have been allocated to be a reasonable reflection of the utilization of services provided to or the benefit received by the Company during the periods presented. Nevertheless, the combined carve-out financial statements may not be indicative of the Company’s future performance and may not include all the actual expenses that would have been incurred by the Company as an independent publicly traded company or reflect the Company’s financial position, results of operations and cash flows that would have been reported if the Company had been a stand-alone entity during the periods presented.
The Company has no common capital structure for the combined business and, accordingly, has not presented historical (loss)/income per common share.

Toro Corp. [Member]
Basis of Presentation and General Information [Abstract]
Basis of Presentation and General Information
1.	Basis of Presentation and General information
Toro Corp. (“Toro” or the “Company”) was formed on July 29, 2022 as a wholly owned subsidiary of Castor Maritime Inc. (“Castor” or the “Parent”) under the laws of the Republic of the Marshall Islands under the name Tankco Shipping Inc. and changed its name to Toro Corp. on September 29, 2022 for the purpose of acquiring the tanker fleet of Castor. The Company as of December 31, 2022 had 100% equity ownership in Toro RBX Corp. (“Toro RBX”), an entity incorporated on October 3, 2022, under the laws of the Marshall Islands to serve as Toro’s cash manager.
On March 7, 2023, Castor separated its tanker fleet from its dry bulk and container fleet by, among other actions, contributing to Toro its interest in the subsidiaries comprising its tanker fleet, each owning on March 7, 2023, as per the table below, one tanker vessel and Elektra Shipping Co. (collectively the “ Tanker Fleet”), in exchange for all 9,461,009 of Toro’s issued and outstanding common shares, the issue of 140,000 1.00% Series A Fixed rate Cumulative Perpetual Convertible Preferred Shares of Toro to Castor having a stated amount of $1,000 and par value of $0.001 per share and the issuance to Pelagos Holdings Corp, a company controlled by the Company’s Chairman and Chief Executive Officer, of 40,000 Series B preferred shares of Toro, par value $0.001 per share. The Toro common shares were distributed on March 7, 2023 pro rata to the shareholders of record of Castor as of February 22, 2023.
Toro shares began trading on the Nasdaq Capital Market on March 7,2023.
The Tanker Fleet contributed by Castor to Toro on March 7, 2023, is listed below.
Company		Country of incorporation	Date of incorporation	Vessel Name	Vessel Type	DWT	Year Built	Delivery date to Vessel owning company
1	Rocket Shipping Co. (“Rocket”)	Marshall Islands	01/13/2021	M/T Wonder Polaris	Aframax LR2	115,351	2005	March 11, 2021
2	Gamora Shipping Co. (“Gamora”)	Marshall Islands	01/13/2021	M/T Wonder Sirius	Aframax LR2	115,341	2005	March 22, 2021
3	Starlord Shipping Co. (“Starlord”)	Marshall Islands	04/15/2021	M/T Wonder Vega	Aframax	106,062	2005	May 21, 2021
4	Hawkeye Shipping Co. (“Hawkeye”)	Marshall Islands	04/27/2021	M/T Wonder Avior	Aframax LR2	106,162	2004	May 27, 2021
5	Vision Shipping Co. (“Vision”)	Marshall Islands	04/27/2021	M/T Wonder Mimosa	Handysize	36,718	2006	May 31, 2021
6	Colossus Shipping Co. (“Colossus”)	Marshall Islands	04/27/2021	M/T Wonder Musica	Aframax LR2	106,290	2004	June 15, 2021
7	Xavier Shipping Co. (“Xavier”)	Marshall Islands	04/27/2021	M/T Wonder Formosa	Handysize	36,660	2006	June 22, 2021
8	Drax Shipping Co. (“Drax”)	Marshall Islands	11/22/2021	M/T Wonder Bellatrix	Aframax LR2	115,341	2006	December 23, 2021
Non-vessel owning company contributed by Castor to Toro on March 7, 2023 is listed below.
Company		Country of incorporation	Date of incorporation
1	Elektra Shipping Co. (“Elektra”)(1)	Marshall Islands	04/27/2021

(1)	Elektra Shipping Co., no longer owns any vessel following the sale of the M/T Wonder Arcturus on May 9, 2022, and delivery of such vessel to an unaffiliated third-party on July 15, 2022.
The Balance sheet, Statement of Comprehensive Loss, Cash Flow and Changes in Total Stockholders’ equity and related notes represent the period from July 29, 2022 (the inception date) to December 31, 2022.
The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) and applicable rules and regulations of the U.S. Securities and Exchange Commission (the “SEC”). The consolidated financial statements include the accounts of Toro and its wholly owned subsidiary, Toro RBX Corp. All intercompany balances and transactions have been eliminated upon consolidation.